Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.35114%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$952,657.11

Principal:
Principal Collections	$15,709,402.28
Prepayments in Full	$7,128,360.06
Liquidation Proceeds	$53,734.14
Recoveries	$93,326.32
Sub Total	$22,984,822.80
Collections	$23,937,479.91

Purchase Amounts:
Purchase Amounts Related to Principal	$98,240.19
Purchase Amounts Related to Interest	$110.60
Sub Total	$98,350.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,035,830.70

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,035,830.70
Servicing Fee	$327,996.42	$327,996.42	$0.00	$0.00	$23,707,834.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,707,834.28
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,707,834.28
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,707,834.28
Interest - Class A-3 Notes	$202,458.66	$202,458.66	$0.00	$0.00	$23,505,375.62
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$23,125,921.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,125,921.87
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$23,002,756.20
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,002,756.20
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$22,914,410.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,914,410.37
Regular Principal Payment	$20,790,094.40	$20,790,094.40	$0.00	$0.00	$2,124,315.97
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,124,315.97
Residual Released to Depositor	$0.00	$2,124,315.97	$0.00	$0.00	$0.00
Total		$24,035,830.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,790,094.40
Total					$20,790,094.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,790,094.40	$42.31	$202,458.66	$0.41	$20,992,553.06	$42.72
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$20,790,094.40	$12.74	$793,423.91	$0.49	$21,583,518.31	$13.23

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$87,392,226.38	0.1778615	$66,602,131.98	0.1355493
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$328,722,226.38	0.2014661	$307,932,131.98	0.1887244

Pool Information
Weighted Average APR	2.998%	2.990%
Weighted Average Remaining Term	28.33	27.49
Number of Receivables Outstanding	27,727	26,982
Pool Balance	$393,595,703.82	$370,380,901.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$363,180,130.85	$342,041,814.41
Pool Factor	0.2202921	0.2072990

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$28,339,086.98
Targeted Overcollateralization Amount	$62,448,769.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$62,448,769.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$225,065.76
(Recoveries)		96	$93,326.32
Net Loss for Current Collection Period			$131,739.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4016%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0053%
Second Prior Collection Period			0.3504%
Prior Collection Period			-0.3764%
Current Collection Period			0.4139%
Four Month Average (Current and Prior Three Collection Periods)			0.0956%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,955	$13,390,513.71
(Cumulative Recoveries)			$3,205,976.11
Cumulative Net Loss for All Collection Periods			$10,184,537.60
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5700%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,531.48
Average Net Loss for Receivables that have experienced a Realized Loss			$3,446.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.25%	264	$4,634,027.54
61-90 Days Delinquent	0.18%	38	$674,520.20
91-120 Days Delinquent	0.02%	4	$90,570.33
Over 120 Days Delinquent	0.09%	19	$351,260.64
Total Delinquent Receivables	1.55%	325	$5,750,378.71

Repossession Inventory:
Repossessed in the Current Collection Period		8	$163,355.75
Total Repossessed Inventory		17	$406,994.38

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1646%
Prior Collection Period			0.2525%
Current Collection Period			0.2261%
Three Month Average			0.2144%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3014%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	36

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	71	$1,340,073.57
2 Months Extended	80	$1,407,664.39
3+ Months Extended	16	$356,737.11

Total Receivables Extended	167	$3,104,475.07

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer